INVESTMENTS IN SUBSIDIARIES - Profit / (loss) allocated to material NCIs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in subsidiaries
Profit/(loss) attributable to material NCIs	$ (13)	$ 92	$ 102
LLP "KaR-Tel"
Investments in subsidiaries
Profit/(loss) attributable to material NCIs	8	10
LLC "Sky Mobile"
Investments in subsidiaries
Profit/(loss) attributable to material NCIs	3	(21)
Global Telecom Holding S.A.E
Investments in subsidiaries
Profit/(loss) attributable to material NCIs	(40)	116
Omnium Telecom Algerie S.p.A
Investments in subsidiaries
Profit/(loss) attributable to material NCIs	$ 100	$ 141